May 1, 2025
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
RE:
Thrivent Variable Insurance Account B
1933 Act File No. 333-232463
1940 Act File No. 811-04602
Commissioners:
Pursuant to Rule 497(j) under the Securities Act of 1933, I hereby certify respecting the above-captioned registration statement on Form N-6 that:
(1)
the form of prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent amendment to the registration statement, and
(2)
the text of the most recent amendment to the registration statement has been filed electronically.
Please direct any comments or questions concerning the foregoing to me at (920) 628-4045 or email at Heather.Thenell@thrivent.com.
Respectfully,
/s/Heather J. Thenell
Heather J. Thenell
Director, Senior Counsel